Consolidated statements of compreshensive income (parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of comprehensive income [Abstract]
Income tax on remeasurement of defined benefit liability	$ 1,274	$ 1,463
Income tax on equity investments at FVOCI - net change in fair value	$ (3,267)	$ 2,469